Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2013
Convertible Senior Notes

The 4.75% convertible senior notes consisted of the following as of December 31, 2012 and 2013:

	December 31, 2012	December 31, 2013
Equity component (1)	17,774	17,774
Liability component:
Principal	23,793	1,616
Less: debt discount, net (2)	(14)	0

Net carrying amount	23,779	1,616

– Current	23,779	1,616
– Non-current	0	0

(1)	Included in the consolidated balance sheets within additional paid-in capital.
(2)	Included in the consolidated balance sheets within convertible senior notes and is amortized over the remaining life of the 4.75% convertible senior notes.

Interest Expense Recognized

The following table set forth total interest incurred recognized related to the Long-term PRC Notes during the year ended December 31, 2012 and 2013:

	Year ended December 31, 2012	Year ended December 31, 2013
Contractual interest incurred	5,403	5,492
Amortization of debt issuance costs	230	251

Total interest incurred	5,633	5,743

Effective interest rate of the Long-term PRC Notes	7.15%	7.11%

Convertible Senior Notes
Interest Expense Recognized

The following table set forth total interest expense recognized related to the 4.75% convertible senior notes during the years ended December 31, 2011, 2012 and 2013, respectively:

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Contractual interest incurred	6,551	1,130	330
Amortization of debt issuance costs	2,196	985	304
Amortization of debt discount	1,795	46	14

Total interest incurred	10,542	2,161	648

Effective interest rate of the liability component	10.37%	10.37%	10.37%

Senior Notes
Interest Expense Recognized

The following table set forth total interest expense recognized related to the Senior Notes during the year ended December 31, 2012 and 2013:

	Year ended December 31, 2012	Year ended December 31, 2013
Contractual interest incurred	25,852	26,434
Amortization of debt issuance costs	1,866	2,123
Amortization of debt discount	53	58

Total interest incurred	27,771	28,615

Effective interest rate of the Senior Notes	11.35%	11.35%